Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000072947 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.20%)
C000072947 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.90%
C000072947 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
C000072947 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	(2.20%)
C000072947 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
C000072947 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%
C000072947 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
C000072947 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
C000072947 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	(2.90%)
C000072947 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
C000072947 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.10%
Percent of Total Short Exposure	(5.90%)
C000072947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
C000072947 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(13.10%)
C000072947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	(2.90%)
C000072947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)
C000072947 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	(2.60%)
C000072947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(2.10%)
C000072947 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.70%)	[1]
C000072947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.50%	[1]
C000072947 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000072945 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.20%)
C000072945 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.90%
C000072945 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
C000072945 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	(2.20%)
C000072945 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
C000072945 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%
C000072945 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
C000072945 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
C000072945 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	(2.90%)
C000072945 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
C000072945 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.10%
Percent of Total Short Exposure	(5.90%)
C000072945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
C000072945 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(13.10%)
C000072945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	(2.90%)
C000072945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072945 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)
C000072945 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	(2.60%)
C000072945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(2.10%)
C000072945 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.70%)	[2]
C000072945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.50%	[2]
C000072945 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000072944 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.20%)
C000072944 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.90%
C000072944 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
C000072944 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	(2.20%)
C000072944 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
C000072944 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%
C000072944 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
C000072944 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%
C000072944 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	(2.90%)
C000072944 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
C000072944 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.10%
Percent of Total Short Exposure	(5.90%)
C000072944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
C000072944 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(13.10%)
C000072944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	(2.90%)
C000072944 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)
C000072944 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)
C000072944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%
Percent of Total Short Exposure	(2.60%)
C000072944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(2.10%)
C000072944 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.70%)	[3]
C000072944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.50%	[3]
C000072944 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]

[1]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[2]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[3]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.